DISTRIBUTION OF PROFITS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Reserve Quantities [Line Items]
Profit after taxation to legal reserve			10.00%	25.00%
Percentage of legal reserve to share capital			25.00%	50.00%
Balance of legal reserve	$ 31,201	$ 3